Acquisition of non-controlling interests	12 Months Ended
Dec. 31, 2024
Acquisition of non-controlling interests
Acquisition of non-controlling interests

6. Acquisition of non-controlling interests

On December 19, 2024, the Company completed an acquisition of the remaining 40% non-controlling interests of the Company’s Galena Complex via an agreement dated October 9, 2024 with Mr. Eric Sprott (the “Acquisition Agreement”). The acquisition was completed by the Company acquiring all the outstanding common and preferred shares of Sprott Mining Idaho Holdings Inc., Sprott Mining Idaho Management Inc., and its affiliates with ownership to the remaining 40% non-controlling interests of the Galena Complex (the “Sprott Group”), in exchange for issuance of 170,000,000 of the Company’s common shares, and $10 million in cash, plus monthly deliveries of 18,500 ounces of silver for a period of 36 months starting in January 2026 (see Note 11) and the assumption of working capital of $1.3 million. The common shares issued were valued at $0.38 per share for a total value of $64.5 million.

The working capital assumed on closing included cash, trade and other receivables, and prepaid expenses totalling to $0.1 million, and trade and other payables totalling to $0.2 million. Mr. Eric Sprott was also obligated to make an additional $1.4 million contribution related to the original joint venture agreement (see Note 21). As part of this arrangement, the Company will receive this contribution through offsetting payments that are otherwise due on a silver metals delivery agreement (see Note 11) commencing with the initial monthly delivery starting in January 2026.

Acquisition of the remaining 40% non-controlling interests while retaining control of the Galena Complex was accounted for as an equity transaction attributable to shareholders of the Company. Acquisition related expenses of $9.0 million have been accrued in trade and other payables in the consolidated statement of financial position and charged to retained earnings in the consolidated statements of changes in equity for the year ended December 31, 2024.